Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Table [Abstract]
Schedule of revenue disaggregated by geography
	Year ended December 31,
	2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China	$1,476	42.0%	$702	31.2%
Sweden	1,276	36.3%	928	41.2%
Germany	284	8.1%	351	15.6%
Switzerland	197	5.6%	53	2.4%
USA	135	3.8%	63	2.8%
Italy	124	3.5%	-	-
Israel	25	0.7%	34	1.5%
Hong Kong	-	-	35	1.6%
Other	-	-	83	3.7%
Total revenue	$3,517	100%	$2,249	100%